Property and equipment	12 Months Ended
Dec. 31, 2021
16. Property And Equipment

16. Property, plant and equipment

The Company’s property, plant and equipment consisted of the following:

	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2019, 2020 and 2021	48,140	579	1,078	3,923	53,720

Accumulated depreciation
At December 31, 2019	2,756	550	527	1,757	5,590
Depreciation	2,286	-	138	553	2,977
At December 31, 2020	5,042	550	665	2,310	8,567
Depreciation	2,285	-	135	553	2,973
At December 31, 2021	7,327	550	800	2,863	11,540

Carrying amount
At December 31, 2020	43,098	29	413	1,613	45,153
At December 31, 2021	40,813	29	278	1,060	42,180